Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 4—Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization, as follows:

(In thousands)	Estimated Useful Life in Years	December 31,
		2016	2015
Premises:
Land	—	$16,875	$16,875
Buildings, construction and improvements (1)	2-40	52,263	51,084

		69,138	67,959
Equipment	3-10	31,984	30,798

		101,122	98,757
Less: Accumulated depreciation and amortization		(34,446)	(28,362)

Total premises		$66,676	$70,395

(1)	Leasehold improvements are depreciated over the lesser of the estimated useful life or the lease term.

The amount charged to operating expenses for depreciation was approximately $6.7 million, $7.2 million and $9.0 million for 2016, 2015 and 2014, respectively.

Included in other assets is net software cost totaling $3.4 million and $2.4 million as of December 31, 2016 and 2015, respectively. The amount charged to operating expenses for software amortization was $1.7 million, $1.8 million and $1.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company leases various premises and equipment under operating leases. The leases have varying terms, with most containing renewal or first-right-of-refusal options for multi-year periods and annual increases in base rates.

The following is a schedule by year of future minimum lease payments under operating leases, as of December 31, 2016:

Year	Property	Equipment	Total
(In thousands)
2017	$9,470	$323	$9,793
2018	9,181	248	9,429
2019	8,858	96	8,954
2020	7,879	—	7,879
2021	7,152	—	7,152
Thereafter	13,625	—	13,625

Total minimum lease payments	$56,165	$667	$56,832

Rental expense for premises and equipment, net of rental income, for the years ended December 31, 2016, 2015 and 2014, was approximately $11.1 million, $13.4 million and $14.0 million, respectively. The major portion of equipment rental expense is related to office equipment and is paid on a month-to-month basis.